Acquisition of subsidiaries - Acquisition of subsidiaries (Details)	Jan. 30, 2019 USD ($)
Business Combinations [Abstract]
Purchase consideration, net of discount of $382,778	$ 4,193,374
Fair value of assets acquired
Cash	47,268
Current assets	178,181
Property, Plant and Equipment	41,473
Betting Platform	4,004,594
Identifiable intangible assets	4,271,516
Less: liabilities assumed	(78,141)
Less: Imputed Deferred taxation on identifiable intangible acquired (Betting platform)	(1,401,608)
Total identifiable assets less liabilities assumed	2,791,767
Goodwill arising on acquisition	1,401,608
Total purchase consideration	$ 4,193,375